Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,270,500
Total Fee Amount	11,681.54
Total Offset Amount	0
Net Fee	$ 11,681.54
Offset Table N/A	N/A
Securities 424I N/A	N/A